Segment Information - Revenues and Other Disclosure of Operating Segments (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	¥ 49,086,078	¥ 28,629,731	¥ 18,135,190
Segment income	1,749,345	1,789,873	882,490
Finance income	9,488	19,957	25,893
Finance costs	(87,746)	(26,065)	(20,545)
Profit before tax	1,671,087	1,783,765	887,838
Depreciation and amortization	1,063,017	521,659	375,158
Impairment losses on the non-current assets	1,291,844
Provisions for onerous lease contracts	766,801
IFRS adjustments
Disclosure of operating segments [line items]
Revenue	(14,423,655)	(7,600,182)	(4,197,875)
Segment income	(2,113,873)	(508,641)	(75,850)
Depreciation and amortization	(207,579)	(84,528)	(87,643)
Reported under Japanese GAAP for use of Chief Operating Decision Maker (CODM) [member]
Disclosure of operating segments [line items]
Revenue	63,509,733	36,229,913	22,333,065
Segment income	3,863,218	2,298,514	958,340
Depreciation and amortization	1,270,595	606,187	462,801
Impairment losses on the non-current assets	1,291,844
Provisions for onerous lease contracts	766,801
Reported under Japanese GAAP for use of Chief Operating Decision Maker (CODM) [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	63,509,733	36,229,913	22,333,065
Segment income	6,789,130	4,004,055	2,076,421
Depreciation and amortization	1,158,651	584,143	441,929
Impairment losses on the non-current assets	1,291,844
Provisions for onerous lease contracts	766,801
Reported under Japanese GAAP for use of Chief Operating Decision Maker (CODM) [member] | Operating segments [member] | Pepper Lunch (TM) [member]
Disclosure of operating segments [line items]
Revenue	7,654,450	7,066,294	5,916,668
Segment income	1,348,270	1,326,184	1,095,494
Depreciation and amortization	83,040	92,527	77,608
Impairment losses on the non-current assets	43,163
Reported under Japanese GAAP for use of Chief Operating Decision Maker (CODM) [member] | Operating segments [member] | Ikinari! Steak (TM) [member]
Disclosure of operating segments [line items]
Revenue	54,131,873	27,005,657	14,105,911
Segment income	5,311,530	2,514,720	838,087
Depreciation and amortization	1,050,813	445,752	316,572
Impairment losses on the non-current assets	1,244,577
Provisions for onerous lease contracts	766,801
Reported under Japanese GAAP for use of Chief Operating Decision Maker (CODM) [member] | Operating segments [member] | Other Restaurants [member]
Disclosure of operating segments [line items]
Revenue	1,513,917	2,080,486	2,252,534
Segment income	105,734	158,816	143,931
Depreciation and amortization	24,769	45,804	47,604
Impairment losses on the non-current assets	4,104
Reported under Japanese GAAP for use of Chief Operating Decision Maker (CODM) [member] | Operating segments [member] | Own-brand product [member]
Disclosure of operating segments [line items]
Revenue	209,493	77,476	57,952
Segment income	23,596	4,335	(1,091)
Depreciation and amortization	29	60	145
Reported under Japanese GAAP for use of Chief Operating Decision Maker (CODM) [member] | Unallocated amounts adjustments [member]
Disclosure of operating segments [line items]
Segment income	(2,925,912)	(1,705,541)	(1,118,081)
Depreciation and amortization	¥ 111,944	¥ 22,044	¥ 20,872